Acquisitions of Consolidated Entities	12 Months Ended
Dec. 31, 2020
Acquisitions of Consolidated Entities
Acquisitions of Consolidated Entities	Note 4. Acquisitions of Consolidated Entities There were no business combinations during the years ended December 31, 2020, 2019 and 2018.